Trade and other payables (Tables)	12 Months Ended
Apr. 30, 2025
Trade And Other Payables
Schedule of trade and other payables

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD
Trade payables:
- third parties	2,614,237	2,466,430	1,889,406

Other payables:
Amount due to a director	55,899	528,012	404,483
Other payables	10,002	-	-
GST payables, net	49,360	81,365	62,330
Accrued expenses	1,114,498	1,653,569	1,266,714
Dividends payable	-	600,000	459,629
	1,229,759	2,862,946	2,193,156

Total trade and other payables	3,843,996	5,329,376	4,082,562